Document And Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document And Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38235
Entity Registrant Name	NaaS Technology Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Newlink Center, Area G, Building 7
Entity Address, Address Line Two	Huitong Times Square
Entity Address, Address Line Three	No.1 Yaojiayuan South Road
Entity Address, City or Town	Chaoyang District
Entity Address, Postal Zip Code	100024
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Central Index Key	0001712178
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Auditor Name	Enrome LLP
Auditor Firm ID	6907
Auditor Location	Singapore
Business Contact
Document And Entity Information
Contact Personnel Name	Steven Sim
City Area Code	86
Local Phone Number	(10) 8551 1066
Entity Address, Address Line One	Newlink Center, Area G, Building 7
Entity Address, Address Line Two	Huitong Times Square
Entity Address, Address Line Three	No.1 Yaojiayuan South Road
Entity Address, City or Town	Chaoyang District
Entity Address, Postal Zip Code	100024
Entity Address, Country	CN
ADR
Document And Entity Information
Title of 12(b) Security	American depositary shares, each representing800 Class A ordinary shares, par value US$0.01 per share
Trading Symbol	NAAS
Security Exchange Name	NASDAQ
Class A ordinary shares
Document And Entity Information
Title of 12(b) Security	Class A ordinary shares, par value US$0.01 per share
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	1,330,010,623
Class B ordinary shares
Document And Entity Information
Entity Common Stock, Shares Outstanding	214,646,866
Class C ordinary shares
Document And Entity Information
Entity Common Stock, Shares Outstanding	1,212,900,906